Note 8 - Summary of Stock Options (Details) - Summary of Options Outstanding and Exercisable - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number Outstanding (in Shares)	3,352,783	2,291,783
Weighted Average Exercise Price, Outstanding	$ 0.89	$ 1.02
Weighted Average Remaining Contractual Term	8 years 306 days	9 years 116 days
Weighted Average Exercise Price, Execisable (in Shares)	864,510	519,901
Number Exercisable	$ 1.70	$ 2.45
Range One [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Upper	$ 0.33	$ 0.60
Number Outstanding (in Shares)	100,000	1,901,476
Weighted Average Exercise Price, Outstanding	$ 0.33	$ 0.60
Weighted Average Remaining Contractual Term	9 years 226 days	9 years 233 days
Weighted Average Exercise Price, Execisable (in Shares)		129,594
Number Exercisable		$ 0.60
Range Two [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower	$ 0.46
Range of Exercise Prices, Upper	$ 0.47	$ 1.24
Number Outstanding (in Shares)	635,000	312,373
Weighted Average Exercise Price, Outstanding	$ 0.47	$ 1.24
Weighted Average Remaining Contractual Term	9 years 131 days	7 years 328 days
Weighted Average Exercise Price, Execisable (in Shares)		312,373
Number Exercisable		$ 1.24
Range Three [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower		7.00
Range of Exercise Prices, Upper	$ 0.60	$ 9.00
Number Outstanding (in Shares)	1,881,476	58,603
Weighted Average Exercise Price, Outstanding	$ 0.60	$ 8.64
Weighted Average Remaining Contractual Term	9 years	7 years 167 days
Weighted Average Exercise Price, Execisable (in Shares)	475,203	58,603
Number Exercisable	$ 0.60	$ 8.64
Range Four [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower	0.89	12.00
Range of Exercise Prices, Upper	$ 0.99	$ 18.63
Number Outstanding (in Shares)	347,000	19,081
Weighted Average Exercise Price, Outstanding	$ 0.96	$ 15.29
Weighted Average Remaining Contractual Term	9 years 310 days	6 years 197 days
Weighted Average Exercise Price, Execisable (in Shares)		19,081
Number Exercisable		$ 15.29
Range Five [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Upper	$ 1.24	$ 37.00
Number Outstanding (in Shares)	312,373	250
Weighted Average Exercise Price, Outstanding	$ 1.24	$ 37.00
Weighted Average Remaining Contractual Term	7 years 54 days	3 years 171 days
Weighted Average Exercise Price, Execisable (in Shares)	312,373	250
Number Exercisable	$ 1.24	$ 37.00
Range Six [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower	7.00
Range of Exercise Prices, Upper	$ 9.00
Number Outstanding (in Shares)	57,603
Weighted Average Exercise Price, Outstanding	$ 8.64
Weighted Average Remaining Contractual Term	2 years 29 days
Weighted Average Exercise Price, Execisable (in Shares)	57,603
Number Exercisable	$ 8.64
Range Seven [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower	12.00
Range of Exercise Prices, Upper	$ 18.63
Number Outstanding (in Shares)	19,081
Weighted Average Exercise Price, Outstanding	$ 15.29
Weighted Average Remaining Contractual Term	2 years 208 days
Weighted Average Exercise Price, Execisable (in Shares)	19,081
Number Exercisable	$ 15.29
Range Eight [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Upper	$ 37.00
Number Outstanding (in Shares)	250
Weighted Average Exercise Price, Outstanding	$ 37.00
Weighted Average Remaining Contractual Term	1 year 357 days
Weighted Average Exercise Price, Execisable (in Shares)	250
Number Exercisable	$ 37.00